UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:   06/30/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2013

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the BTS Funds.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

As CEO of BTS Asset Management (“BTS”), I would like to thank you for investing with the BTS Funds, and take a moment to review some of the strategies we’ve employed and our vision for 2013 and 2014.

The BTS Bond Asset Allocation Fund’s return for the six months ended June 30, 2013 was 0.61% (-4.40% YTD reflecting a full upfront sales charge of 5%) compared to the benchmark, the Barclays Aggregate Bond Index, which came in at -2.44%. The BTS Tactical Fixed Income Fund’s return for the six months ended June 30, 2013 was 0.51% (-4.52% YTD reflecting a full upfront sales charge of 5%) compared to the benchmark, the Barclays Aggregate Bond Index, which came in at -2.44%. The BTS Diversified Income Fund’s return since inception on March 1, 2013 through June 30, 2013 was -1.13% (-6.11% since inception reflecting a full upfront sales charge of 5%) compared to the benchmark, the Barclays Aggregate Bond Index, which came in at -2.33%.

We have sought to maintain our focus on preserving capital and avoiding volatility in an effort to gain strong risk - adjusted returns. In the long term, BTS thinks that employing BTS Indicators in a weighted investment model may achieve higher returns than a passive approach that can lead to magnified losses.

In a rising interest rate environment, ‘passive’ bond funds are likely to have losses this year, in 2014, and probably in later years as the Federal Funds Rate is gradually lifted to historical norms .. An ‘unconstrained approach’, such as in the BTS Bond Asset Allocation Fund and BTS Tactical Fixed Income Fund, wherein BTS can go to cash and take a limited short position in an attempt to make money, may make sense. A short position involves the sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value.

On 6/6/13 BTS Asset Management issued a Sell for high yield bonds. The BTS Bond Asset Allocation Fund had been positioned in high yield since July of 2012 and locked-in a good return. The BTS Tactical Fixed Income Fund picked up small gains from investments made primarily in total return investments during the early part of 2013.  BTS Indicators turned negative and both trend and momentum components’ of our investment model issued a SELL. Interest rates began to rise and this created some pressure on the yield spread - which is the yield that investors receive over government bonds to compensate for corporate default of interest. High yields have been under pressure and exhibited volatility since the SELL but we believe the next allocation will begin at attractive valuations and present interest and capital gain opportunities.

The BTS Diversified Income Fund had a small loss since its inception due to falling prices in the high yield and U.S. government bond markets towards the end of the first half of the year. However, the hedging positions that approximately 40% of the portfolio took during our SELL signal helped the Diversified Income Fund minimize the losses on the income producing, buy and hold portion of the portfolio.

BTS’s fluid model approach is designed to be cognizant of periods of volatility  and to invest on confirmation of strong price trends. Consequently, our indicators place investor assets upon confirmation of stronger underpinnings, and move defensively during volatility as the risk-off trade dominates in the financial markets.

Whenever trading and investing systems seek preservation of capital there may be times of defense wherein returns are missed in preference for safety of assets. In the long run, over 33 years of investing with this type of strategy with BTS Indicators, our investment team has created competitive returns through an ‘unconstrained approach ’ rather than passive investing

Of course, there is no guarantee that any investment strategy will achieve its objectives, generate profits or avoid losses.

Thank you for choosing the BTS Funds and good luck in 2013 and 2014!

Sincerely,

Matthew Pasts CMT

Vilis Pasts

CEO, BTS Asset Management

Founder & Director of Research

The Barclays Capital Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities with maturities of one year or more to simulate the universe of bonds in the market. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

2121-NLD-9/4/2013

BTS Bond Asset Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the six months ending June 30, 2013, compared to its benchmark:

	Six Months	One Year	Since Inception ***
BTS Bond Asset Allocation Fund Class A	0.61%	6.71%	2.81%
BTS Bond Asset Allocation Fund Class A (with load)	(4.40)%	1.38%	1.30%
BTS Bond Asset Allocation Fund Class C	0.16%	5.94%	2.06%
Barclays Aggregate Bond Index - Total Return **	(2.44)%	(0.69)%	4.52%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-287-9820.

** The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.  Index returns assume reinvestment of dividends. Investors may not invest in the Index directly.  Unlike the Fund's returns, the Index does not reflect any fees or expenses.

*** Since inception return assumes inception date of January 4, 2010.

Top Holdings By Industry		% of Net Assets
Money Market Funds		100.1%
Other, Cash & Cash Equivalents		(0.1)%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

BTS Diversified Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ending June 30, 2013, compared to its benchmark:

		Since Inception ***
BTS Diversified Income Fund Class A		(1.13)%
BTS Diversified Income Fund Class A (with load)		(6.11)%
BTS Diversified Income Fund Class C		(1.40)%
Barclays Aggregate Bond Index - Total Return **		(2.33)%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-287-9820.

** The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.  Index returns assume reinvestment of dividends. Investors may not invest in the Index directly.  Unlike the Fund's returns, the Index does not reflect any fees or expenses.

*** Since inception return assumes inception date of March 1, 2013

Top Holdings By Industry	% of Net Assets
Mutual Funds	69.6%
Exchange Traded Funds	24.2%
Money Market Funds	6.3%
Other, Cash & Cash Equivalents	(0.1)%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

BTS Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ending June 30, 2013, compared to its benchmark:

	Six Months	One Year	Five Year	Ten Year	Since Inception ***
BTS Tactical Fixed Income Fund Class A	0.51%	3.66%	12.89%	8.39%	10.76%
BTS Tactical Fixed Income Fund Class A (with load)	(4.52)%	(1.52)%	11.74%	8.39%	10.76%
BTS Tactical Fixed Income Fund Class C	N/A	N/A	N/A	N/A	(0.10)%
Barclays Aggregate Bond Index - Total Return **	(2.44)%	(0.69)%	5.19%	4.52%	(1.55)%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-287-9820.

** The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.  Index returns assume reinvestment of dividends. Investors may not invest in the Index directly.  Unlike the Fund's returns, the Index does not reflect any fees or expenses.

*** Inception date for Class A is January 1, 2000 and inception date for Class C is May 31, 2013. Performance data for Class A reflects BTS's predecessor hedge fund.

Top Holdings By Industry				% of Net Assets
Money Market Funds				100.1%
Other, Cash & Cash Equivalents				(0.1)%
				100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

BTS Bond Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

Shares		Value

SHORT-TERM INVESTMENTS - 100.1%
MONEY MARKET FUND - 100.1%
105,699,534	Goldman Sachs Financial Square Funds - Prime Obligations Fund, 0.00% *	$ 105,699,534

TOTAL SHORT-TERM INVESTMENTS (Cost - $105,699,534)

	TOTAL INVESTMENTS - 100.1% (Cost - $105,699,534) (a)	$ 105,699,534
	OTHER LIABILITES LESS ASSETS - (0.1) %	(125,001)
	NET ASSETS - 100.0%	$ 105,574,533

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $105,699,534.

* Interest rate reflects seven-day effective yield on June 30, 2013.

The accompanying notes are an integral part of these financial statements.

BTS Diversified Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

Shares		Value

	MUTUAL FUNDS - 69.6%
	ASSET ALLOCATION FUND - 15.2%
1,219	Rydex High Yield Strategy Fund - H	$ 30,170

	DEBT FUNDS - 54.4%
2,144	Fidelity High Income Fund - I	19,636
1,922	Metropolitan West High Yield Bond Fund	19,775
924	ProShares Short High Yield **	29,272
136	ProShares UltraShort 20+ Year Treasury **	9,851
2,945	TCW Total Return Bond Fund	29,482
	TOTAL DEBT FUNDS	108,016

	TOTAL MUTUAL FUNDS (Cost - $138,333)	138,186

	EXCHANGE TRADED FUNDS - 24.2%
	DEBT FUNDS - 24.2%
273	Pimco Total Return ETF	28,796
489	SPDR Barclays Capital High Yield Bond ETF	19,311
	TOTAL EXCHANGE TRADED FUNDS (Cost - $49,917)	48,107

	SHORT-TERM INVESTMENTS - 6.3%
	MONEY MARKET FUND - 6.3%
12,632	Goldman Sachs Financial Square Funds - Prime Obligations Fund - 0.00% *	12,632
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,632)

	TOTAL INVESTMENTS - 100.1% (Cost - $200,882) (a)	$ 198,925
	OTHER LIABILITIES LESS ASSETS- (0.1) %	(263)
	NET ASSETS - 100.0%	$ 198,662

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $200,882 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$ 1,794
Unrealized depreciation	(3,751)
Net unrealized appreciation	$ (1,957)

* Interest rate reflects seven-day effective yield on June 30, 2013.
** Non income producing security.

The accompanying notes are an integral part of these financial statements.

BTS Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

Shares		Value

SHORT-TERM INVESTMENTS - 100.1%
MONEY MARKET FUND - 100.1%
4,718,864	Goldman Sachs Financial Square Funds - Prime Obligations Fund - 0.00% *	$ 4,718,864

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,718,864)

	TOTAL INVESTMENTS - 100.1% (Cost - $4,718,864) (a)	$ 4,718,864
	OTHER LIABILITIES LESS ASSETS - (0.1) %	(4,942)
	NET ASSETS - 100.0%	$ 4,713,922

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,718,864.

* Interest rate reflects seven-day effective yield on June 30, 2013.

The accompanying notes are an integral part of these financial statments.

BTS Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

	BTS Bond Asset	BTS Diversified	BTS Tactical
	Allocation Fund	Income Fund (a)	Fixed Income Fund (b)
ASSETS
Investment securities:
At cost	$ 105,699,534	$ 200,882	$ 4,718,864
At value	$ 105,699,534	$ 198,925	$ 4,718,864
Receivable for Fund shares sold	42,039	-	-
Receivable due from Advisor	-	21,842	3,555
Dividends and interest receivable	126	303	5
Prepaid expenses and other affiliates	5,850	-	-
TOTAL ASSETS	105,747,549	221,070	4,722,424

LIABILITIES
Payable for Fund shares redeemed	51,457	-	-
Investment advisory fees payable	81,242	-	-
Distribution (12b-1) fees payable	30,103	39	808
Fees payable to other affiliates	6,451	7,135	3,775
Accrued expenses and other liabilities	3,763	15,234	3,919
TOTAL LIABILITIES	173,016	22,408	8,502
NET ASSETS	$ 105,574,533	$ 198,662	$ 4,713,922

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 106,686,332	$ 201,741	$ 4,720,148
Undistributed net investment income (loss)	592,326	167	(6,226)
Accumulated net realized loss from security transactions	(1,704,125)	(1,289)	-
Net unrealized depreciation of investments	-	(1,957)	-
NET ASSETS	$ 105,574,533	$ 198,662	$ 4,713,922

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 88,593,888	$ 197,676	$ 4,713,912
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,832,095	20,075	472,014
Net asset value, redemption price per share
(Net assets/Shares of Beneficial Interest) (c)	$ 10.03	$ 9.85	$ 9.99
Maximum offering price per share (Maximum sales charge of 5.00%) (d)	$ 10.56	$ 10.37	$ 10.52

Class C Shares:
Net Assets	$ 16,980,645	$ 986	$ 10
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,690,965	100	1
Net asset value, offering price and redemption price per share
(Net assets/Shares of Beneficial Interest) (c)	$ 10.04	$ 9.85	$ 9.99

(a)	BTS Diversified Income Fund commenced operations on March 1, 2013.
(b)	BTS Tactical Fixed Income Fund commenced operations on May 31, 2013.
(c)	Redemptions made within 30 days of purchase may be assessed a redempton fee of 1.00%
(d)

On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

The accompanying notes are an integral part of these financial statements.

BTS Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the period Ended June 30, 2013

	BTS Bond Asset	BTS Diversified	BTS Tactical
	Allocation Fund	Income Fund (a)	Fixed Income Fund (b)
INVESTMENT INCOME
Dividends	$ 2,193,991	$ 2,202	$ -
Interest	925	-	5
TOTAL INVESTMENT INCOME	2,194,916	2,202	5

EXPENSES
Investment advisory fees	514,363	481	3,231
Distribution (12b-1) fees, Class A shares	108,914	159	808
Distribution (12b-1) fees, Class C shares	78,707	3	-
Administrative services fees	48,314	1,694	666
Transfer agent fees	31,876	3,390	712
Registration fees	24,521	11,821	1,169
Accounting services fees	21,401	9,781	2,055
Professional fees	20,422	9,008	2,403
Custodian fees	5,644	1,630	342
Trustees fees and expenses	2,452	1,630	342
Insurance expense	981	1,577	467
Printing and postage expenses	-	3,261	685
Other expenses	33,407	652	137
TOTAL EXPENSES	891,002	45,087	13,017

Less: Fees waived or reimbursed by the Advisor	-	(43,793)	(6,786)

NET EXPENSES	891,002	1,294	6,231
NET INVESTMENT INCOME (LOSS)	1,303,914	908	(6,226)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	1,254,055	(1,289)	-
Net change in unrealized depreciation of investments	(2,100,722)	(1,957)	-
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(846,667)	(3,246)	-

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 457,247	$ (2,338)	$ (6,226)

(a) BTS Diversified Income Fund commenced operations on March 1, 2013.
(b) BTS Tactical Fixed Income Fund commenced operations on May 31, 2013

The accompanying notes are an integral part of these financial statements.

BTS Bond Asset Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012

FROM OPERATIONS
Net investment income	$ 1,303,914	$ 4,160,110
Net realized gain from investments	1,254,055	136,838
Distributions of realized gains from underlying investment companies	-	156,660
Net change in unrealized appreciation (depreciation) of investments	(2,100,722)	2,207,788
Net increase in net assets resulting from operations	457,247	6,661,396

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,154,886)	(3,215,161)
Class C	(159,169)	(384,827)
From distributions to shareholders	(1,314,055)	(3,599,988)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,623,665	21,100,411
Class C	3,537,966	3,765,058
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	1,100,969	3,070,457
Class C	143,665	356,803
Redemption fee proceeds:
Class A	2,244	1,978
Class C	332	278
Payments for shares redeemed:
Class A	(10,640,956)	(43,174,320)
Class C	(1,246,034)	(3,903,247)
Net increase (decrease) in net assets from shares of beneficial interest	4,521,851	(18,782,582)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,665,043	(15,721,174)

NET ASSETS
Beginning of Period	101,909,490	117,630,664
End of Period *	$ 105,574,533	$ 101,909,490
*Includes undistributed net investment income of:	$ 592,326	$ 602,467

The accompanying notes are an integral part of these financial statements.

BTS Bond Asset Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six
	Months Ended	For the
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012

SHARE ACTIVITY
Class A:
Shares Sold	1,131,057	2,102,707
Shares Reinvested	108,971	307,456
Shares Redeemed	(1,037,825)	(4,307,415)
Net increase (decrease) in shares of beneficial interest outstanding	202,204	(1,897,252)

Class C:
Shares Sold	343,805	376,121
Shares Reinvested	14,222	35,658
Shares Redeemed	(121,605)	(390,796)
Net increase in shares of beneficial interest outstanding	236,422	20,983

The accompanying notes are an integral part of these financial statements.

BTS Diversified Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended
June 30, 2013
(Unaudited) (a)
FROM OPERATIONS
Net investment income	$ 908
Net realized loss from investments	(1,289)
Net change in unrealized depreciation of investments	(1,957)
Net decrease in net assets resulting from operations	(2,338)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(740)
Class C	(1)
From distributions to shareholders	(741)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	200,000
Class C	1,000
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	740
Class C	1
Net increase in net assets from shares of beneficial interest	201,741

TOTAL INCREASE IN NET ASSETS	198,662

NET ASSETS
Beginning of Period	-
End of Period *	$ 198,662
*Includes accumulated net investment income of:	$ 167

SHARE ACTIVITY
Class A:
Shares Sold	20,000
Shares Reinvested	75
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	20,075

Class C:
Shares Sold	100
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	100

(a) BTS Diversifed Income Fund commenced operations on March 1, 2013.

The accompanying notes are an integral part of these financial statements.

BTS Tactical Fixed Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended
June 30, 2013
(Unaudited) (a)

FROM OPERATIONS
Net investment income	$ (6,226)
Net decrease in net assets resulting from operations	(6,226)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,720,138
Class C	10
Net increase in net assets from shares of beneficial interest	4,720,148

TOTAL INCREASE IN NET ASSETS	4,713,922

NET ASSETS
Beginning of Period	-
End of Period *	$ 4,713,922
* Includes accumulated net investment income of:	$ (6,226)

SHARE ACTIVITY
Class A:
Shares Sold	472,014
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	472,014

Class C:
Shares Sold	1
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	1

(a) BTS Tactical Fixed Income Fumd commenced operations on May 31, 2013

The accompanying notes are an integral part of these financial statements.

BTS Bond Asset Allocation Fund - Class A
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	June 30, 2013		December 31,		December 31,		December 31,
	(Unaudited)		2012		2011		2010 (1)

Net asset value, beginning of period	$ 10.10		$ 9.83		$ 10.05		$ 10.00

Activity from investment operations:
Net investment income (2)	0.13		0.39		0.26		0.14
Net realized and unrealized
gain/(loss) on investments	(0.07)		0.23		(0.20)		0.09
Total from investment operations	0.06		0.62		0.06		0.23

Paid-in-capital from redemption fees (2,3)	0.00		0.00		0.00		0.00

Less distributions from:
Net investment income	(0.13)		(0.35)		(0.27)		(0.13)
Net realized gains	-		-		(0.01)		(0.05)
Total distributions	(0.13)		(0.35)		(0.28)		(0.18)

Net asset value, end of period	$ 10.03		$ 10.10		$ 9.83		$ 10.05

Total return (4)	1.36%	(6)	6.36%	(5,10)	0.62%	(5)	2.27%	(6)

Net assets, at end of period (000s)	$ 88,594		$ 87,194		$ 103,516		$ 161,047

Ratio of expenses to average
net assets (7)	1.62%	(8)	1.60%		1.55%		1.51%	(8)
Ratio of net investment income
to average net assets (7,9)	2.65%	(8)	3.88%		2.59%		1.36%	(8)

Portfolio Turnover Rate	29%	(6)	235%		462%		641%	(6)

(1)	The BTS Bond Asset Allocation Fund commenced operations on January 4, 2010.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6) Not annualized.
(7)

The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8) Annualized.
(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.
(10)	Had the Advisor not reimbursed the trade error, total return would have been 6.25%. (Note 6)

The accompanying notes are an integral part of these financial statements.

BTS Bond Asset Allocation Fund - Class C
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended
	June 30, 2013		December 31,		December 31,	December 31,
	(Unaudited)		2012		2011	2010 (1)

Net asset value, beginning of period	$ 10.12		$ 9.85		$ 10.05	$ 10.00

Activity from investment operations:
Net investment income (2)	0.10		0.32		0.19	0.08
Net realized and unrealized
gain/(loss) on investments	(0.08)		0.22		(0.20)	0.08
Total from investment operations	0.02		0.54		(0.01)	0.16

Paid-in-capital from redemption fees (2,3)	0.00		0.00		0.00	0.00

Less distributions from:
Net investment income	(0.10)		(0.27)		(0.18)	(0.06)
Net realized gains	-		-		(0.01)	(0.05)
Total distributions	(0.10)		(0.27)		(0.19)	(0.11)

Net asset value, end of period	$ 10.04		$ 10.12		$ 9.85	$ 10.05

Total return (4)	1.36%	(5)	5.57%	(9)	(0.03)%	1.56%	(5)

Net assets, at end of period (000s)	$ 16,981		$ 14,715		$ 14,115	$ 12,313

Ratio of expenses to average
net assets (6)	2.37%	(7)	2.35%		2.30%	2.26%	(7)
Ratio of net investment income
to average net assets (6,8)	1.92%	(7)	3.13%		1.84%	0.61%	(7)

Portfolio Turnover Rate	29%	(5)	235%		462%	641%	(5)

(1)	The BTS Bond Asset Allocation Fund commenced operations on January 4, 2010.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(5) Not annualized.
(6)

The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7) Annualized.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.
(9)	Had the Advisor not reimbursed the trade error, total return would have been 5.47%. (Note 6)

The accompanying notes are an integral part of these financial statements.

BTS Diversified Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A	Class C
	For the	For the
	Period Ended	Period Ended
	June 30, 2013	June 30, 2013
	(Unaudited) (1)	(Unaudited) (1)

Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (2)	0.05	0.02
Net realized and unrealized
loss on investments	(0.16)	(0.16)
Total from investment operations	(0.12)	(0.14)

Less distributions from:
Net investment income	(0.04)	(0.01)
Total distributions	(0.04)	(0.01)

Net asset value, end of period	$ 9.85	$ 9.85

Total return (3)(4)	(1.13)%	(1.40)%

Net assets, at end of period	$ 197,676	$ 986

Ratio of gross expenses to average
net assets (5)(6)	69.78%	70.53%
Ratio of net expenses to average
net assets (5)(6)(7)	2.00%	2.75%
Ratio of net investment income
to average net assets (5)(6)	1.41%	0.66%

Portfolio Turnover Rate (4)	40%	40%

(1)	The BTS Diversified Income Fund's Class A & Class C shares commenced operations March 1, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(4) Not annualized.
(5) Annualized.
(6)

The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

The accompanying notes are an integral part of these financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A	Class C
	For the	For the
	Period Ended	Period Ended
	June 30, 2013	June 30, 2013
	(Unaudited) (1)	(Unaudited) (1)

Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.01)	-
Net realized and unrealized
gain on investments	0.00	(0.01)
Total from investment operations	(0.01)	(0.01)

Net asset value, end of period	$ 9.99	$ 9.99

Total return (3)(4)	(0.10)%	(0.10)%

Net assets, at end of period	$ 4,713,912	$ 9.99

Ratio of gross expenses to average
net assets (5)(6)	4.18%	4.93%
Ratio of net expenses to average
net assets (5)(6)(7)	2.00%	2.75%
Ratio of net investment loss
to average net assets (5)(6)	(2.00)%	(2.75)%

Portfolio Turnover Rate (4)	0%	0%

(1)	The BTS Tactical Fixed Income Fund's Class A & Class C shares commenced operations May 31, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(4) Not annualized.
(5) Annualized.
(6)

The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

The accompanying notes are an integral part of these financial statements.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2013

1.

 ORGANIZATION

The BTS Bond Asset Allocation Fund, BTS Diversified Income Fund and BTS Tactical Fixed Income (collectively the “Funds”) are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Funds investment objectives are as follows:

-

BTS Bond Asset Allocation Fund – seeks to provide total return

-

BTS Diversified Income Fund – seeks to generate current income with capital preservation as a secondary objective

-

BTS Tactical Fixed Income Fund – seeks to provide total return

The Funds currently offer two classes of shares: Class A shares and Class C shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.00%.  Class C shares are offered at net asset value.  Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds share classes differ in the fees and expenses charged to shareholders.  The Funds income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each of the Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2013 for the Funds’ investments measured at fair value:

BTS Bond Asset Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 105,699,534	-	-	$ 105,699,534
Total Investments	$ 105,699,534	-	-	$ 105,699,534

BTS Diversified Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 138,186	-	-	$ 138,186
Exchange Traded Funds	48,107	-	-	48,107
Short-Term Investments	12,632	-	-	12,632
Total Investments	$ 198,925	-	-	$ 198,925

BTS Tactical Fixed Income

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 4,718,864	-	-	$ 4,718,864
Total Investments	$ 4,718,864	-	-	$ 4,718,864

The Funds did not hold any Level 3 securities during the year.

There were no transfers into and out of Level 1 and Level 2 during the current year presented.  It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no Federal income tax provision is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011, 2012, or expected to be taken in the Funds’ 2013 tax returns.  The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $24,969,363 and $121,700,159, respectively, for BTS Bond Asset Allocation Fund, $268,188 and $78,650, respectively, for BTS Diversified Income Fund, and $0 and $0, respectively, for BTS Tactical Fixed Income Fund.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. BTS Asset Management, Inc. serves as the Funds’ investment advisor (the “Advisor”).  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services.  A Trustee and certain officers of the Funds are also officers of GFS.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% for each of the BTS Bond Asset Allocation Fund and BTS Tactical Fixed Income Fund’s average daily net assets and 0.75% of the BTS Diversified Income Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until May 31, 2014, so that the total annual operating expenses of the Fund do not exceed 2.00% and 2.75% of the average daily net assets of the Tactical Fixed Income Fund, and Diversified Income Fund Class A and Class C shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  As of June 30, 2013, there was $43,793 and $6,786 for Diversified Income and Tactical Fixed Income, respectively.

The Trust has adopted, on behalf of the Funds, The Trust Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as each of the Fund’s principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of GFS.

Effective April 1, 2013, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $27,625 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or an adviser received a quarterly fee of $21,500. Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Audit Committee Chairman receives a $15,000 annual fee, each to be paid quarterly, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a "Special Meeting") is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

Pursuant to separate a servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

5. REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended June 30, 2013, the BTS Bond Asset Allocation Fund assessed $2,576 in redemption fees.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

BTS Bond Asset Allocation Fund

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011
Ordinary Income	$ 3,599,988	$ 3,769,314
Long-Term Capital Gain	-	1,832
	$ 3,599,988	$ 3,771,146

The difference between the book basis and tax basis character of distributions as of December 31, 2012 is primarily attributable to the tax treatment of short-term capital gains.

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October &	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Other Losses	(Depreciation)	Earnings/(Deficits)
$ 602,467	$ -	$ (2,957,266)	$ -	$ 2,099,808	$ (254,991)

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

As of December 31, 2012, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains:

Short-Term	Long-Term	Total	Expiration
$ 2,957,266	$ -	$ 2,957,266	Non-Expiring

7. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently invest a portion of their assets in the Goldman Sachs Financial Square Funds – Prime Obligations Fund (the “Goldman Fund”). The Funds may redeem their investment from the Goldman Fund at any time if the Advisor determines that it is in the best interest of the funds and their shareholders to do so.  The performance of the Funds may be directly affected by the performance of the Goldman Fund. The financial statements of the Goldman Fund, including the portfolio of investments, can be found at Goldman’s website www.goldman.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of June 30, 2013 the percentage of the BTS Diversified Income Fund and the BTS Tactical Fixed Income Fund’s net assets invested in the Goldman Fund were both 100.1%.

8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act. As Of June 30, 2013, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder

Fund

Percent

Trust Company of America FBO

BTS Bond Asset Allocation Fund

51.61%

Vilis Pasts

BTS Diversified Income Fund

50.25%

BTS Asset Management, Inc

BTS Diversified Income Fund

49.75%

BTS Asset Management, Inc.

BTS Tactical Fixed Income Fund

94.49%

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

BTS Funds

EXPENSE EXAMPLES (Unaudited)

June 30, 2013

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period	Ending Account Value 6/30/13	Expenses Paid During Period

BTS Bond Asset Allocation Fund – Class A	1.25%	$1,000.00	$1,006.10	$6.22 (a)	$1,018.60	$ 6.26
BTS Bond Asset Allocation Fund – Class C	1.50%	$1,000.00	$1,001.60	$7.44 (a)	$1,017.36	$ 7.50
			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 3/1/13	Ending Account Value 6/30/13	Expenses Paid During Period	Ending Account Value 6/30/13	Expenses Paid During Period
BTS Diversified Income Fund – Class A	2.00%	$1,000.00	$988.70	$6.65 (b)	$1,014.88	$ 9.99
BTS Diversified Income Fund – Class C	2.75%	$1,000.00	$986.00	$9.13 (b)	$1,011.16	$ 13.71
			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 5/31/13	Ending Account Value 6/30/13	Expenses Paid During Period	Ending Account Value 6/30/13	Expenses Paid During Period
BTS Tactical Fixed Income Fund – Class A	2.00%	$1,000.00	$999.00	$1.70 (c)	$1,014.88	$ 9.99
BTS Tactical Fixed Income Fund – Class C	2.75%	$1,000.00	$999.00	$2.33 (c)	$1,011.16	$ 13.71

(a)Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

(b)Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 122 days and divided by 365.

(c)Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 31 days and divided by 365.

BTS Funds

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

Approval of Advisory Agreement - BTS Diversified Income Fund (Adviser – BTS Asset Management, Inc.) *

In connection with the December 11 and 12, 2012 regular meeting (the “Meeting”) of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between  BTS Asset Management, Inc. (”BTS”) and the Trust, on behalf of BTS Diversified Income Fund (“BTS Diversified”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees noted that BTS had over 30 years of experience in managing tactical fixed income and equities and agreed that the depth of experience was a favorable attribute when evaluating a proposed adviser.  They noted that BTS currently provides quantitative risk management and portfolio solutions for mutual fund and variable annuity clients.  They reviewed the background and experience of the BTS key personnel and noted their strength of experience in the investment management industry, and diversity of experience.  The Board considered that BTS has significant assets under management, and noted that they have a good working relationship with BTS through another fund in the Trust.  The Board also took into account BTS’ discussion of their recent settlement with the SEC related to advertising materials that were alleged to have been misleading.  They concluded that BTS appeared to be qualified to provide a level of service consistent with the Board’s expectations.

Performance. The Trustees considered the performance of other separately managed accounts managed by BTS using a similar strategy intended for BTS Diversified.  The Board noted that BTS’ separately managed accounts slightly underperformed the Barclays Capital Aggregate Bond Index over the 1-year period and since inception when fees were taken into consideration, but outperformed the benchmark in both periods when fees were removed from consideration.  They also considered the attributes of the strategy, as presented by the Adviser, and while the track record was a relatively short period of time, they believe that the strategy has promise. The Trustees noted that BTS will utilize its proprietary hedge-fund type strategy, based on numerous variably weighted trend and momentum indicators combined with price trend analysis to create a steady income yield while attempting to reduce risk over the long term by economically hedging downside volatility. The Trustees noted that while past performance is no guarantee of future results as to this or any other fund, the Board concluded that BTS has the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that BTS proposed to charge an annual advisory fee of 0.75%. They compared the proposed management fee to the average fees charged by BTS Diversified’s peer group and Morningstar category.  The Trustees took into account BTS’ explanation that the proposed advisory fee and projected expense ratio were both higher than the peer group and Morningstar Category Averages because the tactical/directional nature of BTS Diversified’s strategy requires more active management, thus necessitating a higher fee. They also considered the fact that the fee charged to the mutual fund would be lower than the fee charged by BTS to its separately managed accounts using the same strategy. The Board requested a lower expense cap for Class A at 2.00% and 2.75% for Class C, to

BTS Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2013

which BTS agreed.  The Trustees then concluded that the advisory fee to be charged by BTS was reasonable.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of BTS Diversified.  They noted that it is unlikely that BTS Diversified will reach asset levels with meaningful economies in the near term. BTS represented to the Trustees that, despite its initial resistance to breakpoints, based on the Trustees position on this matter, it would be willing to negotiate breakpoints in the future as BTS Diversified reaches significant economies.  After discussion, it was the consensus of the Board that based on the anticipated size of BTS Diversified, while breakpoint levels had not been negotiated at this time, economies of scale would be revisited after BTS Diversified is launched and its size materially increases.

Profitability.   The Board considered the anticipated profits to be realized by BTS in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services to be provided to BTS Diversified.  The Board also considered the benefits to be realized by BTS from activities related to the Fund, noting that BTS could be reimbursed for distribution expenses under the 12b-1 Distribution Plan.  Further, they noted, that BTS estimates that during the first fiscal year it will realize meaningful profits, but concluded that the anticipated level of profit was not excessive.

Conclusion.  Having requested and received such information from BTS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the fee is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the future shareholders of BTS Diversified.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

BTS Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2013

Approval of Advisory Agreement - BTS Tactical Fixed Income Fund (Adviser – BTS Asset Management, Inc.) *

In connection with the February 6 and  7, 2013  regular meeting (the “Meeting”) of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between  BTS Asset Management, Inc. (”BTS”) and the Trust, on behalf of BTS Tactical Fixed Income Fund (“BTS Tactical”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that BTS had over 30 years of experience in managing tactical fixed income and equities and agreed that the depth of experience was a favorable attribute when evaluating a proposed adviser.  They noted that BTS currently provides quantitative risk management and portfolio solutions for mutual fund and variable annuity clients, and considered favorably BTS’ use of proprietary quantitative models in making investment decisions and daily compliance monitoring of BTS Tactical’s investment limitations.  They reviewed the background and experience of the BTS key personnel and noted their strength and diversity of experience in the investment management industry. The Board noted that BTS works with over 3,000 financial planners and registered representatives to manage approximately 13,000 individual, corporate and pension accounts with total assets under management of approximately $1.9 billion.  The Board considered that BTS has significant assets under management, and noted that they have had a good working relationship with BTS.  The Board also took into account BTS’ discussion of its recent settlement with the SEC related to advertising materials.  They concluded that BTS is well qualified to provide a level of service consistent with the Board’s expectations.

Performance. The Trustees considered the performance of a separately managed account managed by BTS using a strategy similar to the strategy intended for the Fund.  The Board noted that the separately managed account outperformed its benchmark for the 1 year (6.46% vs 4.23%), 5 year (12.93% vs 5.96%), 10 year (10.77% vs 5.49%) and since inception (11.15% vs 6.30%) periods.  The Trustees noted that BTS would utilize its proprietary hedge-fund type strategy, based on numerous variably weighted trend and momentum indicators combined with price trend analysis with the intent of creating a steady income yield while attempting to reduce risk over the long term by economically hedging downside volatility. The Trustees noted that although past performance is no guarantee of future results as to this or any other fund, the Board concluded that BTS has the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that BTS proposed to charge an annual advisory fee of 1.00%.  They compared the proposed advisory fee to the average fees charged by the Fund’s peer group and Morningstar category average, noting that although it was higher than both, 0.66% and 0.62%, respectively, it was equal to the highest fee charged by peer group funds, which ranged from (0.40% to 1.00%) and within the range of fees charged by the funds in its Morningstar category (0.25% and 1.5%).  The Board discussed the fact that the tactical nature of BTS Tactical’s strategy can reasonably demand a premium, and the 1% fee is on par with the fees BTS charges to its separately managed account clients.  After discussion, the Trustees concluded that the advisory fee to be charged by BTS was reasonable.

BTS Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2013

Economies of Scale.  The Board considered whether economies of scale would be reached with respect to the management of BTS Tactical.  They noted that it is unlikely that BTS Tactical will reach asset levels with meaningful economies in the near term. A representative of BTS stated to the Board that, despite the adviser’s initial resistance to breakpoints, based on the Board’s position on this matter, it would be willing to discuss breakpoints in the future as BTS Tactical (and BTS) realizes meaningful economies of scale.  After discussion, it was the consensus of the Board that based on the anticipated size of BTS Tactical, although breakpoint levels had not been negotiated at this time, economies of scale would be revisited after BTS Tactical is launched and its size materially increases.

Profitability. The Board considered the anticipated profits to be realized by BTS in connection with the operation of BTS Tactical and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services to be provided to BTS Tactical.  The Board also considered the benefits to be realized by BTS from activities related to BTS Tactical, noting that BTS could be reimbursed for distribution expenses under the 12b-1 Distribution Plan.  Further, they noted that BTS estimates that during the first fiscal year it may realize meaningful profits, but concluded that the anticipated level of profit was not excessive.

Conclusion.  Having requested and received such information from BTS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the future shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

BTS Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2013

Approval of Advisory Agreement - BTS Bond Asset Allocation Fund (Adviser – BTS Asset Management, Inc.) *

In connection with the regular meetings (each a “Meeting”) held on February 6 and 7, 2013 and March 27 and 28, 2013 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between BTS Asset Management, Inc. (“BTS”) and the Trust, on behalf of BTS Bond Asset Allocation Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board revisited its discussion of BTS from its December 2012 meeting, and again noted its depth of experience was a positive attribute.  It noted that BTS currently provides quantitative risk management and portfolio solutions for mutual fund and variable annuity clients, and considered favorably BTS’ use of proprietary quantitative models in making investment decisions and daily compliance monitoring of the Fund’s investment limitations.  The Trustees reviewed the background and experience of the BTS key personnel and noted their strength and diversity of experience in the investment management industry.  The Board noted that BTS works with over 3,000 financial planners and registered representatives to manage approximately 13,000 individual, corporate and pension accounts with total assets under management of approximately $1.9 billion.  The Board considered that BTS has significant assets under management, and noted that the Trust has a good working relationship with BTS.  The Board also took into account BTS’ discussion of its recent settlement with the SEC related to advertising materials.  The Board concluded that BTS is well qualified and has provided a level of service consistent with its expectations.

Performance. The Trustees reviewed the performance of the Fund (6.26% over the 1 year period, 3.07% since inception) as compared to its peer group (11.78% and 8.02%, over the same periods) and Morningstar Category Average (11.71% and 8.87%, over the same periods), noting that although it underperformed both, the Fund had positive returns over both periods, and noted that the Fund had outperformed the Barclays Aggregate Bond Index (4.21%) over the last 1 year.  With respect to the Fund’s relative underperformance, the Board considered that a representative of BTS had acknowledged that perhaps BTS had been too defensive/conservative initially, but noted that BTS adjusted its approach in 2012 and that the Fund’s performance had improved as a result.  The Board concluded, based on the information provided by BTS both orally and in its written 15(c) response, BTS’ performance is reasonable and that they look forward to continued improvement.

Fees and Expenses.  The Board compared the investment advisory fee charged to the Fund with the average fee charged by funds in its peer group and the Morningstar category average.  The Trustees noted that the advisory fee of 1.00% was higher than both the peer group average of 0.66% and the Morningstar average of 0.62%.  As to the expense ratio, the Trustees noted that the Fund’s ratio of 1.92% was also above the peer group average of 1.35% and Morningstar category average of 1.21%, but within the range of net expenses for both its peer group (0.93% to 2.88%) and Morningstar category (0.76% to 2.88%).  The Trustees noted the fees charged by BTS to its separately managed account clients, and took into account BTS’ explanation that the advisory fee was higher than the peer group and Morningstar Category Averages due to the active management of the Fund, noting the portfolio turnover rate for the

BTS Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2013

Fund’s first year and last 6 months were 641% and 135%, respectively.  In light of BTS’ active management of the Fund, and value added by its tactical analysis, the Board concluded that the fees are not unreasonable.

Economies of Scale.  The Board considered whether economies of scale had been achieved with respect to the management of the Fund.  The Board noted that although the Fund will not likely reach asset levels with meaningful economies in the near term, BTS has agreed to consider fee reductions as economies of scale develop. The Trustees further noted that BTS continues to voluntarily expend its own resources to further promote the Fund in an effort to reach the goal of $500 million in assets within the next 5 years, and considered that shareholders may realize a more timely benefit from potential economies of scale if BTS is successful in raising the assets of the Fund.  After discussion, the Board’s consensus was that based on the current and anticipated size of the Fund, although breakpoint levels had not been negotiated at this time, such breakpoints would be revisited as the size of the Fund materially increases.

Profitability. The Trustees considered BTS’ profits earned in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the services provided to the Fund.  The Trustees noted that BTS earned a meaningful net profit during the past fiscal year.  The Trustees determined that they would continue to evaluate BTS’ profitability in connection with the annual 15(c) process, and concluded that the current level of profit was not excessive in light of the Fund’s unique, tactical management and BTS’s 32 year track record of capital preservation through avoidance of large market drawdowns.

Conclusion.  Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR

BTS Asset Management, Inc.

420 Bedford Street Suite 340

Lexington, MA 02420

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/9/2013

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/9/2013